Collection Period Ended 31-Oct-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
23,508,231.79 0.836673
0.00 1.000000
23,508,231.79
Interest & Principal
Payment
0.00
0.00
23,956,826.70
120,945.67
24,077,772.37
0.000000
Class A-2 Notes 0.700000% 0.00
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 62,708,818.80 12.90%
Current Overcollateralization Amount
Interest Rate
0.000000
Class A-2 Notes
Adjusted Pool Balance 1,095,830,874.91 513,104,807.58
Total Note Balance
992,820,000.00
Yield Supplement Overcollateralization Amount 54,176,014.97 24,001,505.32 22,706,046.69
Class A-1 Notes 280,000,000.00 0.00 0.00
Initial Beginning Ending
18
31-Oct-2011
15-Nov-2011 Actual/360 Days 29
15-Nov-2011
1.783333
Total
569,540.58
Class A-4 Notes 2.140000% 120,945.67 1.783333
0.000000 0.000000
Class A-3 Notes 1.420000% 448,594.91 1.055517 56.369004
Interest Payment
62,708,818.80 12.90%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
537,106,312.90
508,820,921.10
Overcollateralization 103,010,874.91 66,190,520.18 62,708,818.80
486,114,874.41
446,914,287.40
423,406,055.61
55.313487
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 379,094,287.40 355,586,055.61
220,000,000.00 0.00 0.00 0.000000
Balance Balance Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-Oct-2011
Principal per $1000
17-Oct-2011
Determination Date 10-Nov-2011
Record Date 14-Nov-2011
Balance
Collection Period (from... to) 1-Oct-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Distribution Date 15-Nov-2011
Dates
Collection Period No.
Aggregate Principal Distributable Amount
0.00
0.00 0.00 0.00
thereof on Class A-3 Notes
0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 448,594.91 448,594.91 0.00
Monthly Interest Distributable Amount 569,540.58 569,540.58 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Investment Earnings 149.53 (6) Regular Principal Distributable Amount 23,508,231.79
0.00
447,588.59
Interest Collections 1,763,322.91 Nonrecoverable Advances to the Servicer 0.00
23,508,231.79 23,508,231.79 0.00
Regular Principal Distributable Amount 23,508,231.79 23,508,231.79 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 569,540.58 569,540.58 0.00
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
Interest Carryover Shortfall Amount 0.00 0.00 0.00
Total Servicing Fee 447,588.59 447,588.59 0.00
Total Trustee Fee 0.00 0.00 0.00
Due Paid Shortfall
Distribution Detail
Total Distribution
29,760,716.40
Available Funds
29,760,716.40
(9) Excess Collections to Certificateholders 5,235,355.44
Available Collections
29,760,716.40 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 269,041.68 (3) Interest Distributable Amount Class A Notes 569,540.58
Principal Collections 27,678,717.41 (1) Total Servicing Fee
Net Liquidation Proceeds 49,484.87 (2) Total Trustee Fees (max. $100,000 p.a.)
Available Funds
Distributions
Investment Earnings
14.10
Net Investment Earnings on the Collection Account 135.43
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
minus Net Investment Earnings 14.10
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 14.10
Notice to Investors
Net Investment Earnings on the Reserve Fund
Investment Earnings for the Collection Period 149.53
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
Reserve Fund and Investment Earnings
31-60 Days Delinquent
Principal Net Liquidation Proceeds 48,952.40
Principal Net Losses 292,321.84
26,381 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
0.73%
61-90 Days Delinquent 0.14%
18 0.10%
Percentage
503,895,364.05 26,185 99.03%
3,732,839.06
Weighted Average Number of Remaining Payments 50.23 34.25
11.89 29.69
Pool Balance end of Collection Period 508,820,921.10 26,381
Pool Factor 44.25%
Principal Collections 17,179,147.43
Principal Collections attributable to Full Pay-offs 10,499,569.98
Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.348%
Principal Recoveries 265,400.15
3,996,948.60 Cumulative Principal Net Losses
606,674.39
Total 508,820,921.10
691,324.56 33
91-120 Days Delinquent 501,393.43
145
Delinquency Profile *
Current
Amount Number of Receivables
Weighted Average Seasoning (months)
As of Cutoff Date Current
Weighted Average APR 4.06% 3.99%
Principal Purchase Amounts 0.00
Principal Gross Losses 606,674.39
537,106,312.90
Pool Data
Amount
Pool Statistics
27,067